Note 11 - Regulatory Matters - Schedule of Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) - USD ($)		Jun. 30, 2018	Jun. 30, 2017
Common Equity Tier One Risk Based Capital		$ 43,700	$ 41,400
Common Equity Tier One Risk Based Capital to Risk Weighted Assets		12.20%	13.21%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy	[1]	$ 16,100	$ 18,000
Common Equity Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	[1]	4.50%	4.50%
Common Equity Tier One Risk Based Capital Required to be Well Capitalized		$ 23,300	$ 20,400
Common Equity Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets		6.50%	6.50%
Tier One Risk Based Capital		$ 43,700	$ 41,400
Tier 1 capital to risk weighted assets Bank		12.20%	13.21%
Tier One Risk Based Capital Required for Capital Adequacy	[1]	$ 21,500	$ 22,700
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	[1]	6.00%	6.00%
Tier One Risk Based Capital Required to be Well Capitalized		$ 28,700	$ 25,100
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets		8.00%	8.00%
Capital		$ 47,100	$ 44,500
Capital to Risk Weighted Assets		13.15%	14.20%
Capital Required for Capital Adequacy	[1]	$ 28,700	$ 29,000
Capital Required for Capital Adequacy to Risk Weighted Assets	[1]	8.00%	8.00%
Capital Required to be Well Capitalized		$ 35,800	$ 31,400
Capital Required to be Well Capitalized to Risk Weighted Assets		10.00%	10.00%
Tier One Leverage Capital		$ 43,700	$ 41,400
Tier One Leverage Capital to Average Assets		8.74%	9.06%
Tier One Leverage Capital Required for Capital Adequacy	[1]	$ 20,000	$ 18,300
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	[1]	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized		$ 25,000	$ 22,900
Tier One Leverage Capital Required to be Well Capitalized to Average Assets		5.00%	5.00%
Common Equity Tier One Risk Based Capital		$ 43,700	$ 41,400
Common Equity Tier One Risk Based Capital to Risk Weighted Assets		12.20%	13.21%
Common Equity Tier One Risk Based Capital Required for Capital Adequacy	[1]	$ 16,100	$ 18,000
Common Equity Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	[1]	4.50%	4.50%
Common Equity Tier One Risk Based Capital Required to be Well Capitalized		$ 23,300	$ 20,400
Common Equity Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets		6.50%	6.50%

[1]	These amounts exclude the capital conservation buffer.